Operating Segment and Revenue Information - Contract Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Receivables from contracts with customers
Trade receivables (Note 17)	¥ 670,708	¥ 657,681
Contract assets
Unbilled receivables	5,315	4,237
Contract liabilities
Deferred income (Note 24)	3,890	6,819
Advance payments	¥ 1,898	¥ 1,101